Remuneration System for the Management Board and Employees of the Group - 2020 Long-Term Incentive Program - Summary of the development of the performance shares (Detail)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares
MorphoSys US Inc. – October 2019 Restricted Stock Unit Plan
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding on January 1, 2020	12,717	14,990
Granted, Shares	0
Exercised	0
Forfeited	(2,273)
Expired	0
Outstanding on December 31, 2020	12,717	14,990
Weighted-average Price (€) | € / shares	€ 0.00
MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding on January 1, 2020	39,770	0
Granted, Shares	42,307
Exercised	0
Forfeited	(2,537)
Expired	0
Outstanding on December 31, 2020	39,770	0
Weighted-average Price (€) | € / shares	€ 0.00
MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan
Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding on January 1, 2020	7,778	0
Granted, Shares	7,778
Exercised	0
Forfeited	0
Expired	0
Outstanding on December 31, 2020	7,778	0
Weighted-average Price (€) | € / shares	€ 0.00